Combined Statements of Cash Flows (Predecessor) (Ziegler Healthcare Real Estate Funds, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net loss	$ (1,531,150)	$ (3,060,484)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation and amortization	4,429,044	5,038,035
Gain on sale of investment properties	(1,519,485)
Loss on sale of property under development	227,804
Lease Inducement	70,000	29,167
Impairment losses	936,589	1,436,813
Change in fair value of derivatives, net	(122,054)	240,823
Provision for bad debts	319,844	522,707
(Increase) decrease in
Tenant receivables	31,525	(311,522)
Deferred costs	(153,390)	(194,458)
Other assets	267,827	(505,586)
Increase (decrease) in
Accounts payable to related parties	255,392	(124,135)
Accounts payable	204,062	(593,728)
Accrued expenses and other liabilities	(55,873)	500,567
Total Adjustments	4,891,285	6,038,683
Net cash (used by)/ provided by operating activities	3,360,135	2,978,199
Cash Flows from Investing Activities
Proceeds from sale of investment properties	14,525,334
Capital expenditures on investment properties	(844,509)	(52,393)
Net cash (used in)/provided by investing activities	13,680,825	(52,393)
Cash Flows from Financing Activities
Payments on notes payable	(14,149,277)	(2,639,278)
Proceeds from issuance of debt	44,407	694,888
Distributions to members and partners	(1,670,750)	(1,525,211)
Contributions to noncontrolling interest		23,690
Distributions to noncontrolling interest	(313,259)	(260,525)
Deferred costs	(269,929)	(51,693)
Net cash provided by/(used in) financing activities	(16,358,808)	(3,758,129)
Net increase in cash and cash equivalents	682,152	(832,323)
Cash and cash equivalents, beginning of year	1,932,000	2,764,207
Cash and cash equivalents, end of period	2,614,000	1,932,000
Supplemental Disclosure of Cash Flow Information Interest paid during the year	$ 5,126,055	$ 5,049,618